Cover	Nov. 09, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	001-35346
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Entity Tax Identification Number	98-1029562
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 VY79
Country Region	1
City Area Code	353
Local Phone Number	259-7013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares, $0.01 par value per share
Title of 12(b) Security	Ordinary Shares, $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
5.50% Mandatory Convertible Preferred Shares, Series A, $0.01 par value per share
Title of 12(b) Security	5.50% Mandatory Convertible Preferred Shares, Series A, $0.01 par value per share
Trading Symbol	APTV PRA
Security Exchange Name	NYSE
1.500% Senior Notes due 2025
Title of 12(b) Security	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
4.250% Senior Notes due 2026
Title of 12(b) Security	4.250% Senior Notes due 2026
Trading Symbol	APTV
Security Exchange Name	NYSE
1.600% Senior Notes due 2028
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
4.350% Senior Notes due 2029
Title of 12(b) Security	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
4.400% Senior Notes due 2046
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
5.400% Senior Notes due 2049
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE